Offerings	Jul. 31, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.001 per share issuable under the Amended and Restated 2011 Equity Incentive Plan
Amount Registered | shares	9,500,000
Proposed Maximum Offering Price per Unit | $ / shares	53.35
Maximum Aggregate Offering Price	$ 506,825,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,992.53
Offering Note

(1)
In accordance with Rule 416(a) under the Securities Act, this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued by Ionis Pharmaceuticals, Inc. to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The price per share and the aggregate offering price are calculated on the basis of $53.35, which is the average of the high and low price per share of Registrant’s Common Stock on July 30, 2026, as reported on the Nasdaq Global Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.001 per share issuable under the Amended and Restated 2000 Employee Stock Purchase Plan
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit | $ / shares	53.35
Maximum Aggregate Offering Price	$ 40,012,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,525.73
Offering Note

(1)
In accordance with Rule 416(a) under the Securities Act, this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued by Ionis Pharmaceuticals, Inc. to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The price per share and the aggregate offering price are calculated on the basis of $53.35, which is the average of the high and low price per share of Registrant’s Common Stock on July 30, 2026, as reported on the Nasdaq Global Market.